Other assets and liabilities (Tables)	6 Months Ended
Sep. 30, 2023
Details of Other Assets and Liabilities
The following table sets forth the details of other assets and liabilities at March 31, 2023 and September 30, 2023:

	March 31, 2023	September 30, 2023

	(in millions of yen)
Other assets:
Accounts receivable:
Receivables from brokers, dealers and customers for securities transactions	4,469,286	3,852,519
Other	468,344	474,856
Collateral pledged:
Collateral pledged for derivative transactions	988,881	1,486,416
Margins provided for futures contracts	183,747	199,052
Other	890,350	949,185
Prepaid pension cost	768,998	729,686
Right-of-use assets	549,668	533,129
Security deposits	83,343	82,895
Loans held for sale	228,995	166,145
Other (1)	1,069,348	1,214,478

Total	9,700,960	9,688,363

	March 31, 2023	September 30, 2023

	(in millions of yen)
Other liabilities:
Accounts payable:
Payables to brokers, dealers and customers for securities transactions	1,799,116	1,879,639
Other	527,493	589,300
Guaranteed trust principal (2)	817,448	802,229
Lease liabilities	571,087	556,467
Collateral accepted:
Collateral accepted for derivative transactions	1,008,083	1,614,711
Margins accepted for futures contracts	81,925	52,500
Unearned income	112,077	105,041
Other	1,399,466	1,731,902

Total	6,316,695	7,331,789

Notes:
(1)	The MHFG Group included premises and equipment classified as held for sale in Other.
(2)
Guaranteed trust principal, included in All other liabilities in the disclosure about consolidated VIEs in the accompanying balance sheets, is a liability of certain consolidated trust arrangements that meet the definition of a VIE for which the MHFG Group provides guarantees for the repayment of principal. See Note 15 “Variable interest entities and securitizations” for further discussion of the guaranteed principal money trusts.